Federated Hermes Emerging Markets Equity Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.1%
		Argentina—2.9%
1,381	[1]	Mercadolibre, Inc.	$1,895,229
		Brazil—5.3%
201,488	[1]	3R Petroleum Oleo e Gas S.A.	1,339,442
83,302		Intelbras SA Industria de Telecomunicacao Eletronica Brasilerira	368,228
53,163		Localiza Rent A Car S.A.	679,024
160,867	[1]	NU Holdings Ltd./Cayman Islands	1,101,939
		TOTAL	3,488,633
		Chile—1.3%
13,504		Sociedad Quimica Y Minera de Chile, ADR	845,215
		China—28.3%
201,024		Aier Eye Hospital Group Co., Ltd.	495,865
217,419	[1]	Alibaba Group Holding Ltd.	2,525,790
43,260	[1]	Bilibili, Inc.	657,368
196,956		China Merchants Bank Co. Ltd.	779,466
579,000		CMOC Group Ltd.	345,253
26,860		Contemporary Amperex Technology Co. Ltd.	869,777
128,404	[1]	Full Truck Alliance Co. Ltd., ADR	860,307
146,760		Ganfeng Lithium Group Co. Ltd.	700,122
133,300	[1]	KE Holdings, Inc.	743,330
133,100	[1]	Kuaishou Technology	1,083,164
2,390		Kweichow Moutai Co. Ltd.	604,547
105,706	[1]	Meituan	1,753,531
173,904		Nari Technology Development Co. Ltd.	568,120
79,650		Shenzhen Inovance Technology Co. Ltd.	744,845
79,064		Tencent Holdings Ltd.	3,284,204
121,059	[1]	WuXi Biologics (Cayman) Inc.	685,314
93,700		Wuxi Lead Intelligent Equipment Co. Ltd.	378,926
954,022		Zijin Mining Group Co. Ltd.	1,493,255
		TOTAL	18,573,184
		Georgia—0.3%
4,643		Tbc Bank Group Plc	167,304
		Hong Kong—0.9%
62,594		AIA Group Ltd.	565,153
		India—10.5%
20,782		HDFC Bank Ltd., ADR	1,294,927
17,009	[1]	Jio Financial Services Ltd.	47,974
72,573		KPIT Technologies Ltd.	1,030,350
99,340	[1]	Max Healthcare Institute Ltd.	707,374
110,333	[1]	PB Fintech Ltd.	1,032,540
20,101		Reliance Industries Ltd.	582,792
93,351		Sona Blw Precision Forgings Ltd.	669,904
142,780		Varun Beverages Ltd.	1,550,998
		TOTAL	6,916,859
		Indonesia—3.1%
2,534,270		PT Bank Central Asia	1,534,357

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Indonesia—continued
1,245,100		PT Vale Indonesia Tbk	$482,020
		TOTAL	2,016,377
		Kazakhstan—1.4%
8,696	[2]	Kaspi.Kz JSC, GDR	885,985
		Malaysia—3.0%
2,163,200		CTOS Digital Bhd	661,969
914,200		Frontken Corp. Bhd	690,239
607,200		Press Metal Aluminium Holdings Bhd	635,090
		TOTAL	1,987,298
		Mexico—1.7%
278,481		Wal-Mart de Mexico SAB de C.V.	1,097,885
		Nigeria—0.7%
337,580		Airtel Africa PLC	486,738
		Peru—1.2%
9,777		Southern Copper Corp.	788,613
		Poland—1.5%
10,757	[1]	Dino Polska S.A.	984,377
		Saudi Arabia—1.9%
434,881		Americana Restaurants International PLC	525,198
75,768		Saudi Arabian Oil Co. (Aramco)	704,937
		TOTAL	1,230,135
		Singapore—0.2%
4,107	[1]	Sea Ltd., ADR	154,546
		South Africa—1.6%
8,466		Capitec Bank Holdings Ltd.	707,997
28,106		Gold Fields Ltd., ADR	354,979
		TOTAL	1,062,976
		South Korea—14.1%
36,926	[1]	Coupang LLC	700,855
16,110		Kakao Corp.	584,976
37,992		KakaoBank Corp.	755,262
3,652		L&F Co. Ltd.	591,917
1,248	[1]	LG Energy Solution Ltd.	512,772
6,676		Samsung Electro-Mechanics Co.	683,621
43,188		Samsung Electronics Co. Ltd.	2,184,827
3,154		Samsung SDI Co. Ltd.	1,462,389
10,289		SK Hynix, Inc.	947,237
21,258		South Korea Aerospace Industry	812,607
		TOTAL	9,236,463
		Taiwan—13.1%
33,063		AirTac International Group	952,999
10,000		Alchip Technologies, Ltd.	774,444
8,274		ASPEED Technology, Inc.	700,211
5,000		eMemory Technology, Inc.	284,905
42,525		Hiwin Technologies Corp.	273,404
38,704		MediaTek, Inc.	855,702
31,931		Momo.com, Inc.	520,790
243,385		Taiwan Semiconductor Manufacturing Co. Ltd.	4,194,299
		TOTAL	8,556,754

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Thailand—0.8%
244,500	[1]	Airports of Thailand Public Co. Ltd.	$506,144
		Turkey—0.5%
22,537		Coca-Cola Icecek Uretim AS	331,697
		Vietnam—1.8%
324,486	[1]	JSC Bank of Foreign Trade of Vietnam	1,199,571
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,509,560)	62,977,136
		INVESTMENT COMPANY—5.2%
3,434,538		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[3] (IDENTIFIED COST $3,433,931)	3,434,538
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $67,943,491)	66,411,674
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[4]	(842,748)
		TOTAL NET ASSETS—100%	$65,568,926
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 5/31/2023	$3,200,612
Purchases at Cost	$5,336,716
Proceeds from Sales	$(5,103,625)
Change in Unrealized Appreciation/Depreciation	$743
Net Realized Gain/(Loss)	$92
Value as of 8/31/2023	$3,434,538
Shares Held as of 8/31/2023	3,434,538
Dividend Income	$45,956
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2023, these restricted securities amounted to $885,985, which represented 1.4% of total net assets.
Additional information on restricted securities held at August 31, 2023, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Kaspi.Kz JSC, GDR	2/17/2022	$680,057	$885,985
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.

◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser's valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$11,529,163	$51,447,973	$—	$62,977,136
Investment Company	3,434,538	—	—	3,434,538
TOTAL SECURITIES	$14,963,701	$51,447,973	$—	$66,411,674
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company